Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other liabilities
Employee compensation and benefits	$ 21,403	$ 19,775
Deferred FCC repack income	36,770	20,620
Programming liability	57,291	43,825
Liability for pension benefits	190,219	198,444
Liabilities for uncertain tax positions	637	811
Other	9,628	11,067
Other liabilities (less current portion)	$ 315,948	$ 294,542